6. Goodwill and Other Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Intangible assets acquired	$ 4,161,000
Accumulated amortization expense	$ 2,797,524	$ 2,456,654